Short Duration Core Plus ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short Duration Core Plus ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	5.08%	6.22%	(5.82%)